Securities (Gains (Losses) on the sales of debt securities and credit losses for OTTI of investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Gross Realized Gains			$ 2,800
OTTI Credit Losses	(649)	(324)	(962)
Net Gains (Losses)	629	343	2,762
Debt Securities [Member]
Gain (Loss) on Investments [Line Items]
Gross Realized Gains	2,889	983	6,690
Gross Realized (Losses)	(1,838)	(633)	(3,889)
OTTI Credit Losses	(649)	(324)	(962)
Net Gains (Losses)	$ 402	$ 26	$ 1,839